Warrants - Summary Schedule (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	4 Months Ended
	Dec. 31, 2021	Feb. 17, 2021	Feb. 03, 2021
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 0.11		$ 0.11
Public Warrants
Class of Warrant or Right [Line Items]
Number of shares (in shares)	15,813
Exercise Price (in dollars per share)	$ 11.50	$ 11.50
Redemption Price (in dollars per share)	$ 18.00	0.01
Gain (loss) in value from September 9, 2021 (close of the Merger) to December 31, 2021 (in thousands)	$ 20,398
Fair Value at December 31, 2021 (in thousands)	$ 8,697
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of shares (in shares)	4,163
Exercise Price (in dollars per share)	$ 11.50	$ 11.50
Redemption Price (in dollars per share)	$ 18.00
Gain (loss) in value from September 9, 2021 (close of the Merger) to December 31, 2021 (in thousands)	$ 8,908
Fair Value at December 31, 2021 (in thousands)	$ 2,497
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of shares (in shares)	4,163
Exercise Price (in dollars per share)	$ 20.00
Redemption Price (in dollars per share)	$ 18.00
Gain (loss) in value from September 9, 2021 (close of the Merger) to December 31, 2021 (in thousands)	$ 2,498
Fair Value at December 31, 2021 (in thousands)	$ 999